Rye Patch Acquisition - Additional Information (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	May 25, 2018 USD ($) shares	May 25, 2018 CAD ($) shares $ / shares
Disclosure Of Business Combinations [Line Items]
Revenue		$ 104,527,000	$ 105,162,000
Net earning		$ (14,044,000)	$ 11,898,000
Rye Patch [member]
Disclosure Of Business Combinations [Line Items]
Acquisition, exchange ratio of common share of acquiree				48.00%	48.00%
cash consideration | $ / shares					$ 0.001
Number of shares issued | shares	39,105,365	39,105,365		39,105,365	39,105,365
Cash paid to former shareholders				$ 63,000	$ 81,000
Total consideration paid				$ 72,055,000
Revenue	$ 37,340,000
Net earning	$ 11,035,000
Pro forma revenue		$ 127,296,000
Pro forma net loss		$ 15,938,000
Rye Patch [member] | Warrants [Member]
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares				9,508,540	9,508,540
Weighted average fair value				$ 0.16	$ 0.21
Rye Patch [member] | Options [Member]
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares				1,511,800	1,511,800
Weighted average fair value				$ 0.37	$ 0.48